Subsequent Events (Details Narrative)						1 Months Ended			3 Months Ended		9 Months Ended
	May 02, 2017 USD ($) $ / shares shares	Aug. 11, 2016 USD ($) Number shares	Aug. 09, 2016 USD ($)	Jul. 06, 2016 USD ($)	Apr. 14, 2016 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Apr. 30, 2017 $ / shares shares	Apr. 30, 2016 $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 $ / shares shares	Mar. 31, 2015 $ / shares
Common stock, par value (in dollars per share) | $ / shares									$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock [Member]
Number of shares issued									1,745,875	3,362,104	2,141,993	494,125
Subsequent Event [Member] | 2017 Offering [Member]
Number of shares issued	111,100					63,000
Common stock, par value (in dollars per share) | $ / shares	$ 9.00					$ 9.00
Proceeds from issuance common stock | $	$ 999,900					$ 567,000
Commissions | $	$ 70,000					$ 40,000
Subsequent Event [Member] | 2017 Offering [Member] | Maximum [Member]
Percentage of placement agent cash commission	7.00%
Subsequent Event [Member] | 2017 Offering [Member]
Number of shares issued						488,900
Common stock, par value (in dollars per share) | $ / shares						$ 9.00
Proceeds from issuance common stock | $						$ 4,400,100
Commissions | $						$ 308,000
Private Placement Offering (the "April 2016 Offering") [Member]
Value of common shares granted during period | $				$ 20,000
Description of vesting rights

50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance.

Number of common stock issued upon transaction					1,741,185
Proceeds from issuance common stock | $					$ 2,785,896
Counsultant [Member]
Value of common shares granted during period | $		$ 40,000
Grant date fair value of common shares issued upon services | $		$ 147,600
Placement Agents [Member] | Subsequent Event [Member] | Common Stock [Member]
Number of shares issued	7,777					4,410
Exercise price (in dollars per share) | $ / shares	$ 9.00					$ 9.00
Warrant term	5 years					5 years
Placement Agents [Member] | Subsequent Event [Member] | 2015 Placement Agent Warrants [Member]
Number of shares issued							59,506
Exercise price (in dollars per share) | $ / shares							$ 1.50
Warrant term							5 years
Placement Agents [Member] | Subsequent Event [Member] | 2016 Placement Agent Warrants [Member]
Number of shares issued							17,188
Exercise price (in dollars per share) | $ / shares							$ 1.60
Warrant term							5 years
Placement Agents [Member] | Private Placement Offering (the "April 2016 Offering") [Member] | 2016 Placement Agent Warrants [Member]
Number of shares issued					153,713			153,713
Exercise price (in dollars per share) | $ / shares					$ 1.60			$ 1.60
Warrant term					5 years			5 years
Placement Agents [Member] | Subsequent Event [Member] | Common Stock [Member]
Number of shares issued						34,223
Exercise price (in dollars per share) | $ / shares						$ 9.00
Warrant term						5 years
Restricted Stock [Member]
Description of vesting rights

50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance.

Number of common stock issued upon transaction		383,000
Grant date fair value of common shares issued upon services | $									$ 3,248,413		$ 10,586,279
Restricted Stock [Member] | Two Non-Executive Employees [Member]
Value of common shares granted during period | $			$ 8,000
Description of vesting rights

50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance.

Restricted Stock [Member] | Board Member [Member]
Number of common stock issued upon transaction		22,000
Number of board members | Number		4
Restricted Stock [Member] | Two Co-Chairmen [Member]
Number of common stock issued upon transaction		172,000
Restricted Stock [Member] | Jeffrey B. Shealy [Member]
Number of common stock issued upon transaction		36,000
Restricted Stock [Member] | Cindy C. Payne [Member]
Number of common stock issued upon transaction		30,000
Restricted Stock [Member] | Nine Non-Executive Employees [Member]
Number of common stock issued upon transaction		172,000
Restricted Stock [Member] | Mr. David M. Aichele [Member]
Number of common stock issued upon transaction		20,000
Restricted Stock [Member] | Mr. Mark Boomgarden [Member]
Number of common stock issued upon transaction		20,000
Restricted Stock [Member] | One Contractor [Member]
Number of common stock issued upon transaction		10,000
Restricted Stock [Member] | One Contractor- Related Party [Member]
Number of common stock issued upon transaction		7,000
Restricted Stock [Member] | Non-Executive Employee [Member] | Subsequent Event [Member] | Common Stock [Member]
Description of vesting rights							The award vests at 25% on each of the first four anniversaries of the award.
Number of shares granted							70,000
Restricted Stock [Member] | Second Non-Executive Employee [Member] | Subsequent Event [Member] | Common Stock [Member]
Description of vesting rights							The award vests 50% on the second anniversary of the grant date and 25% on the each of the third and fourth anniversaries.
Number of shares granted							40,000